ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables for the purchase of property and equipment	$ 13,451	¥ 87,766	¥ 125,126
Payroll and welfare payables	23,823	155,445	189,658
Payables for delivery costs	11,664	76,110	79,417
Payables for advertising expenditures	9,819	64,069	123,047
Payables for office supplies and utilities	17,113	111,661	140,752
Accrued liabilities for free coupons	3,026	19,743	41,089
Cash received in relation to Fabricated Transactions			2,264,107
Others	28,861	188,323	230,653
Accrued expenses and other current liabilities	$ 107,757	¥ 703,117	¥ 3,193,849